ACCOUNTING IMPACTS ARISING FROM THE MERGER WITH APOLLO (Details Narrative) $ in Millions	Nov. 19, 2024 USD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Fair value of net assets	$ 14